                                 ACCUMULATION
                                      LIFE
                 [LOGO - Two puzzle pieces almost interlocked]

                                  SAFECO LIFE
                              SEPARATE ACCOUNT SL
                                 ANNUAL REPORT

                               December 31, 1996

This report is not to be construed as an offering for sale of any SAFECO Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report



[LOGO]  SAFECO LIFE
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PRESIDENT'S ANNUAL REPORT TO ENHANCED ACCUMULATION LIFE PARTICIPANTS

Dear Participant:

I am pleased to provide you with the audited 1996 SAFECO Life Separate Account SL Annual Report for SAFECO's variable universal life product, Enhanced Accumulation Life. Inside you will find audited financial statements from Fidelity's Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), SAFECO Resources Series Trust (RST), Lexington Natural Resources Trust, and Lexington Emerging Market Fund Inc. in which the product's variable assets are invested. The investment options were expanded during 1996 with the addition of selected SAFECO and Lexington funds.

Enhanced Accumulation Life offers an effective solution to today's ever-changing economic trends by combining life insurance protection with professionally managed investment strategies. We value our relationship with you and appreciate the opportunity to provide your life insurance protection and investment services.

Sincerely,



R.E. Zunker
President

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
                        SAFECO LIFE SEPARATE ACCOUNT SL
                               DECEMBER 31, 1996

                               TABLE OF CONTENTS


Statement of Assets and Liabilities.............................  A-3

Statement of Operations.........................................  A-4

Statement of Changes in Net Assets..............................  A-5

Notes of Financial Statements...................................  A-6

                    (This page is intentionally left blank)

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
     Unitholders of SAFECO Life Separate Account SL

We have audited the accompanying statement of assets and liabilities of the Investment Divisions of SAFECO Life Separate Account SL (comprising, respectively, the Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Overseas, Fidelity VIP High Income, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Fidelity VIP II Asset Manager: Growth, SAFECO RST Equity, SAFECO RST Growth, SAFECO RST Northwest, SAFECO RST Bond, Lexington Natural Resources, and Lexington Emerging Markets Divisions) as of December 31, 1996, and the related statements of operations and changes in net assets, and the unit values for each of the periods indicated therein. These financial statements and unit values are the responsibility of SAFECO Life Separate Account SL's management. Our responsibility is to express an opinion on these financial statements and unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the unit values. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with Fidelity Management and Research Company, SAFECO Resource Series Trust, Lexington Natural Resources Trust, and Lexington Emerging Markets Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and unit values referred to above present fairly, in all material respects, the financial position of each of the respective Investment Divisions of SAFECO Life Separate Account SL as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and their unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP


Seattle, Washington
January 31, 1997

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                         FIDELITY VIP    FIDELITY VIP
                                                        FIDELITY VIP        MONEY           EQUITY       FIDELITY VIP
                                                           GROWTH           MARKET          INCOME        OVERSEAS
                                                          DIVISION         DIVISION        DIVISION       DIVISION
                                                        ------------     ------------    ------------    ------------
NET ASSETS:
Investments at fair value in:
Variable Insurance Products Fund ("VIP")
  Cost:
  Growth Portfolio  _____________ $12,041,755           $13,828,604
  Money Market Portfolio  _______   1,947,891                            $ 1,947,891
  Equity Income Portfolio _______   5,878,562                                            $ 6,905,843
  Overseas Portfolio      _______   3,756,282                                                            $ 4,224,947



Due (To) From SAFECO LIFE....................               (15,850)             432            (688)           (386)
                                                        -----------      -----------     -----------     -----------

Net Assets...................................           $13,812,754      $ 1,948,323     $ 6,905,175     $ 4,224,661
                                                        ===========      ===========     ===========     ===========

Units Outstanding............................            65,318.146       16,323.151      29,568.961      28,044.526
                                                        ===========      ===========     ===========     ===========

Unit Value and Redemption Price
  Per Unit...................................           $   211.469      $   119.360     $   233.528     $   150.638
                                                        ===========      ===========     ===========     ===========




                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                FIDELITY VIP II   FIDELITY VIP II
                                                  FIDELITY VIP    INVESTMENT           ASSET        FIDELITY VIP II
                                                  HIGH INCOME     GRADE BOND          MANAGER          INDEX 500
                                                   DIVISION        DIVISION           DIVISION          DIVISION
                                                  ------------  ---------------   ---------------   ---------------
NET ASSETS:

Investments at fair value in:

Variable Insurance Products Fund ("VIP")

  Cost:

  High Income Portfolio ___________ $1,365,314    $1,445,332

Variable Insurance Products Fund ("VIP II")

  Cost:

  Investment Grade Bond Portfolio __   692,913                    $717,688

  Asset Manager Portfolio __________ 6,971,437                                       $8,084,845

  Index 500 Portfolio ______________ 2,741,349                                                         $3,131,806

Due (To) From SAFECO LIFE ....................          (160)         1,834              (1,700)             (346)
                                                  ----------      ---------          ----------        ----------

Net Assets ...................................    $1,445,172      $ 719,522          $8,083,145        $3,131,460
                                                  ==========      =========          ==========        ==========

Units Outstanding ............................    10,146.110      5,462.481          47,774.983        17,980.394
                                                  ==========      =========          ==========        ==========

Unit Value and Redemption Price
  Per Unit ...................................    $  142.436      $ 131.721          $  169.192        $  174.160
                                                  ==========      =========          ==========        ==========






                       See Notes to Financial Statements


                                      A-3a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                      FIDELITY VIP II
                                                   FIDELITY VIP II         ASSET          SAFECO RST      SAFECO RST
                                                    CONTRAFUND        MANAGER: GROWTH       EQUITY          GROWTH
                                                      DIVISION            DIVISION         DIVISION        DIVISION
                                                   ---------------    ---------------     ----------      ----------
NET ASSETS:
Investments at fair value in:
Variable Insurance Products Fund II
  Cost:
  Contrafund Portfolio _____________ $2,804,794      $3,193,743
  Asset Manager: Growth Portfolio __    768,244                           $809,009
SAFECO Resource Series Trust ("RST")
  Cost:
  Equity Portfolio _________________    332,030                                            $320,208
  Growth Portfolio _________________  1,391,837                                                           $1,415,833


Due (To) From SAFECO LIFE......................            (152)              (129)              (5)           6,489
                                                     ----------          ---------        ---------       ----------

Net Assets.....................................      $3,193,591           $808,880         $320,203       $1,422,322
                                                     ==========          =========        =========       ==========

Units Outstanding..............................      22,242.421          5,894.118        2,718.335       12,343.273
                                                     ==========          =========        =========       ==========

Unit Value and Redemption Price
  Per Unit.....................................        $143.581           $137.235         $117.794         $115.231
                                                     ==========          =========        =========       ==========





                       See Notes to Financial Statements

                                      A-3b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                                          LEXINGTON       LEXINGTON
                                                        SAFECO RST       SAFECO RST        NATURAL         EMERGING
                                                        NORTHWEST           BOND          RESOURCES        MARKETS
                                                         DIVISION         DIVISION         DIVISION        DIVISION
                                                        ----------       ----------       ---------       ----------
NET ASSETS:
Investments at fair value in:
SAFECO Resource Series Trust ("RST")
  Cost:
  Northwest Portfolio _________________  $9,069          $9,216
  Bond Portfolio ______________________   8,391                             $8,038
Lexington Natural Resources Trust
  Cost:
  Natural Resources Portfolio _________ 624,550                                            $683,427
Lexington Emerging Markets Fund, Inc.
  Cost:
  Emerging Markets Portfolio __________ 516,116                                                             $512,750

Due (To) From SAFECO LIFE......................            (400)                 0              (14)               0
                                                        -------           --------        ---------        ---------

Net Assets.....................................          $8,816             $8,038         $683,413         $512,750
                                                        =======           ========        =========        =========

Units Outstanding..............................          88.842             79.865        5,936.067        5,424.580
                                                        =======           ========        =========        =========

Unit Value and Redemption Price
  Per Unit.....................................         $99.237           $100.648         $115.129          $94.523
                                                        =======           ========        =========        =========





                       See Notes to Financial Statements

                                      A-3c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS

                                                                       YEAR ENDED DECEMBER 31, 1996
                                                        -------------------------------------------------------------
                                                                         FIDELITY VIP    FIDELITY VIP
                                                        FIDELITY VIP        MONEY           EQUITY       FIDELITY VIP
                                                           GROWTH           MARKET          INCOME        OVERSEAS
                                                          DIVISION         DIVISION        DIVISION       DIVISION
                                                        ------------     ------------    ------------    ------------
INVESTMENT INCOME (LOSS):
Dividends.........................................       $  652,496         $106,904        $220,067       $ 73,902
Expenses (Note 3):
  Mortality and Expense Risk Charge...............         (106,992)         (18,880)        (52,471)       (33,173)
                                                         ----------         --------        --------       --------
Net Investment Income (Loss)......................          545,504           88,024         167,596         40,729
                                                         ----------         --------        --------       --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments...........          666,095                0         261,564         84,017
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................          189,972                0         308,534        292,888
                                                         ----------         --------        --------       --------
Net Realized and Unrealized Gain (Loss)
  on Investments..................................       $  856,067                0         570,098        376,905
                                                         ----------         --------        --------       --------
NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS:........................       $1,401,571         $ 88,024        $737,694       $417,634
                                                         ==========         ========        ========       ========




                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31, 1996
                                                    ------------------------------------------------------------------------
                                                                      FIDELITY VIP II    FIDELITY VIP II
                                                    FIDELITY VIP         INVESTMENT          ASSET          FIDELITY VIP II
                                                    HIGH INCOME          GRADE BOND         MANAGER            INDEX 500
                                                      DIVISION            DIVISION          DIVISION            DIVISION
                                                    -------------     ----------------   ----------------   ----------------
INVESTMENT INCOME (LOSS):
Dividends ....................................       $ 62,691            $ 50,447           $440,128            $ 54,385
Expenses (Note 3):
  Mortality and Expense Risk Charge ..........         (9,849)             (7,083)           (66,690)            (17,435)
                                                     --------            --------           --------            --------
Net Investment Income (Loss) .................         52,842              43,364            373,438              36,950
                                                     --------            --------           --------            --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments ......         14,163               7,591             67,740              68,068
Net Change in Unrealized Appreciation
  (Depreciation) of Investments ..............         61,598             (36,058)           502,688             290,744
                                                     --------            --------           --------            --------
Net Realized and Unrealized Gain (Loss)
  on Investments .............................         75,761             (28,467)           570,428             358,812
                                                     --------            --------           --------            --------

NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS ....................       $128,603            $ 14,897           $943,866            $395,762
                                                     ========            ========           ========            ========




                       See Notes to Financial Statements


                                      A-4a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31, 1996
                                                   ------------------------------------------------------------------------
                                                                      FIDELITY VIP II
                                                   FIDELITY VIP II         ASSET            SAFECO RST          SAFECO RST
                                                      CONTRAFUND      MANAGER: GROWTH         EQUITY              GROWTH
                                                       DIVISION           DIVISION           DIVISION*           DIVISION*
                                                   ---------------    ----------------      -----------         -----------
INVESTMENT INCOME (LOSS):
Dividends ....................................     $ 11,263              $41,438              $ 30,039            $115,216
Expenses (Note 3):
  Mortality and Expense Risk Charge ..........      (18,320)              (4,651)                 (675)             (3,614)
                                                   --------              -------              --------            --------
Net Investment Income (Loss) .................       (7,057)              36,787                29,364             111,602
                                                   --------              -------              --------            --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments ......       36,577               12,549                 2,283              (3,530)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments ..............      383,171               43,534               (11,822)             23,996
                                                   --------              -------              --------            --------
Net Realized and Unrealized Gain (Loss)
  on Investments .............................      419,748               56,083                (9,539)             20,466
                                                   --------              -------              --------            --------

NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS ....................     $412,691              $92,870              $ 19,825            $132,068
                                                   ========              =======              ========            ========

-----------
*For the period from April 30, 1996 (date of inception) through December 31, 1996.




                       See Notes to Financial Statements


                                      A-4b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF OPERATIONS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31, 1996
                                                   ------------------------------------------------------------------------
                                                                                            LEXINGTON            LEXINGTON
                                                    SAFECO RST          SAFECO RST           NATURAL             EMERGING
                                                     NORTHWEST             BOND             RESOURCES            RESOURCES
                                                     DIVISION*           DIVISION*           DIVISION*           DIVISION*
                                                    ----------          -----------         -----------         -----------
INVESTMENT INCOME (LOSS):
Dividends ....................................        $ 60                $ 439               $ 2,151            $      0
Expenses (Note 3):
  Mortality and Expense Risk Charge ..........         (18)                 (17)               (1,331)             (1,451)
                                                      ----                -----               -------             -------
Net Investment Income (Loss) .................          42                  422                   820              (1,451)
                                                      ----                -----               -------             -------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Investments ......         (13)                   0                 5,839              (3,540)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments ..............         147                 (353)               58,877              (3,366)
                                                      ----                -----               -------             -------
Net Realized and Unrealized Gain (Loss)
  on Investments .............................         134                 (353)               64,716              (6,906)
                                                      ----                -----               -------             -------

NET CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS ....................        $176                $  69               $65,536             $(8,357)
                                                      ====                =====               =======             =======

-----------
*For the period from April 30, 1996 (date of inception) through December 31, 1996.




                       See Notes to Financial Statements


                                      A-4c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS

                                                              FIDELITY VIP                    FIDELITY VIP
                                                             GROWTH DIVISION              MONEY MARKET DIVISION
                                                        --------------------------     ---------------------------
                                                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                           1996           1995            1996            1995
                                                        -----------    -----------     -----------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................      $   545,504    $   (36,557)    $    88,024     $    63,118
Net Realized Gain (Loss) on Investments...........          666,095        188,204               0               0
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................          189,972      1,533,152               0               0
                                                        -----------    -----------     -----------     -----------
Net Change in Net Assets from Operations..........        1,401,571      1,684,799          88,024          63,118

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................        4,124,943      2,788,510       3,446,186       2,556,160
Transfers out for Policy Related Transactions.....       (1,568,735)    (1,047,233)       (130,228)       (262,728)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................        1,043,497      1,455,022      (2,712,658)     (3,011,769)
Gain (Loss) Attributable to SAFECO Life...........           (3,620)        (1,542)        (10,424)          1,967
                                                        -----------    -----------     -----------     -----------

Net Change in Net Assets from Policy
  Transactions....................................        3,596,085      3,194,757         592,876        (716,370)
                                                        -----------    -----------     -----------     -----------
Net Change in Net Assets..........................        4,997,656      4,879,556         680,900        (653,252)
Net Assets, Beginning of Period...................        8,815,098      3,935,542       1,267,423       1,920,675
                                                        -----------    -----------     -----------     -----------
Net Asset, End of Period.................               $13,812,754    $ 8,815,098     $ 1,948,323     $ 1,267,423
                                                        ===========    ===========     ===========     ===========





                       See Notes to Financial Statements

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               FIDELITY VIP                   FIDELITY VIP
                                                          EQUITY INCOME DIVISION            OVERSEAS DIVISION
                                                         -------------------------      --------------------------
                                                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                            1996           1995            1996            1995
                                                         ----------     ----------      ----------      ----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................       $  167,596     $  155,355)     $   40,729      $   (6,143)
Net Realized Gain (Loss) on Investments...........          261,564         40,434          84,017          20,370
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................          308,534        707,446         292,888         204,791
                                                         ----------     ----------      ----------      ----------
Net Change in Net Assets from Operations..........          737,694        903,235         417,634         219,018

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................        2,357,488      1,581,131       1,166,002       1,213,891
Transfers out for Policy Related Transactions.....         (902,544)      (503,402)       (538,631)       (334,256)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................           20,519        813,922         269,996)       (217,295)
Gain (Loss) Attributable to SAFECO Life...........           (1,691)          (278)           (673)           (570)
                                                         ----------     ----------      ----------      ----------

Net Change in Net Assets from Policy
  Transactions....................................        1,473,772      1,891,373         896,694         661,770
                                                         ----------     ----------      ----------      ----------
Net Change in Net Assets..........................        2,211,466      2,794,608       1,314,328         880,788
Net Assets, Beginning of Period...................        4,693,709      1,899,101       2,910,233       2,029,445
                                                         ----------     ----------      ----------      ----------
Net Asset, End of Period.................                $6,905,175     $4,693,709      $4,224,561      $2,910,233
                                                         ==========     ==========      ==========      ==========





                       See Notes to Financial Statements

                                      A-5a

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              FIDELITY VIP                   FIDELITY VIP II
                                                           HIGH INCOME DIVISION       INVESTMENT GRADE BOND DIVISION
                                                        --------------------------    ------------------------------
                                                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                           1996           1995            1996            1995
                                                        -----------    -----------     -----------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................       $   52,842      $ 17,317        $ 43,364        $ 19,947
Net Realized Gain (Loss) on Investments...........           14,163        59,151           7,591          21,080
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................           61,598        19,704         (36,058)         76,923
                                                         ----------      --------        --------        --------
Net Change in Net Assets from Operations..........          128,603        96,172          14,897         117,950

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................          489,342       300,343         271,528         269,765
Transfers out for Policy Related Transactions.....         (192,518)      (78,496)       (144,121)       (185,044)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................          326,333       101,072        (412,302)         39,576
Gain (Loss) Attributable to SAFECO Life...........              (37)          (72)             64             192
                                                         ----------      --------        --------        --------

Net Change in Net Assets from Policy
  Transactions....................................          623,120       322,847        (284,831)        124,489
                                                         ----------      --------        --------        --------
Net Change in Net Assets..........................          751,723       419,019        (269,934)        242,439
Net Assets, Beginning of Period...................          693,449       274,430         989,456         747,017
                                                         ----------      --------        --------        --------
Net Asset, End of Period..........................       $1,445,172      $693,449        $719,522        $989,456
                                                         ==========      ========        ========        ========





                       See Notes to Financial Statements

                                      A-5b

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                            FIDELITY VIP II                  FIDELITY VIP II
                                                        ASSET MANAGER DIVISION              INDEX 500 DIVISION
                                                        --------------------------     ---------------------------
                                                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                            1996           1995            1996            1995
                                                        -----------    -----------     -----------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................      $   373,438    $    58,189     $    36,950      $    1,833
Net Realized Gain (Loss) on Investments...........           67,740         83,052          68,068          86,079
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................          502,688        780,414         290,744          97,988
                                                        -----------    -----------     -----------      ----------
Net Change in Net Assets from Operations..........          943,866        921,655         395,762         185,900

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................        2,044,200      2,403,059       1,192,914         512,837
Transfers out for Policy Related Transactions.....       (1,211,057)    (1,114,423)       (284,721)       (123,725)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................         (424,044)      (733,021)        670,973         403,638
Gain (Loss) Attributable to SAFECO Life...........           (2,344)          (322)           (159)           (182)
                                                        -----------    -----------     -----------      ----------

Net Change in Net Assets from Policy
  Transactions....................................          408,755        555,293       1,579,007         792,568
                                                        -----------    -----------     -----------      ----------
Net Change in Net Assets..........................        1,352,621      1,476,948       1,974,769         978,468
Net Assets, Beginning of Period...................        6,730,524      5,253,576       1,156,691         178,223
                                                        -----------    -----------     -----------      ----------
Net Asset, End of Period..........................       $8,083,145    $ 6,730,524     $ 3,131,460      $1,156,691
                                                        ===========    ===========     ===========      ==========





                       See Notes to Financial Statements

                                      A-5c

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             FIDELITY VIP II                 FIDELITY VIP II
                                                           CONTRAFUND DIVISION        ASSET MANAGER: GROWTH DIVISION
                                                        ---------------------------    ------------------------------
                                                        YEAR ENDED     PERIOD ENDED    YEAR ENDED       PERIOD ENDED
                                                        DECEMBER 31    DECEMBER 31     DECEMBER 31      DECEMBER 31
                                                           1996           1995*           1996             1995*
                                                        -----------    -----------     -------------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................       $  ($7,057)    $   11,419        $ 36,787          $  7,571
Net Realized Gain (Loss) on Investments...........           36,577          5,064          12,549               766
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................          383,171          5,779          43,534            (2,769)
                                                         ----------     ----------        --------          --------
Net Change in Net Assets from Operations..........          412,691         22,262          92,870             5,568

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................        1,223,954        352,947         247,373            52,359
Transfers out for Policy Related Transactions.....         (250,013)       (34,578)        (47,071)           (5,450)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................          744,280        727,253         315,334           142,922
Gain (Loss) Attributable to SAFECO Life...........           (4,087)        (1,118)          3,877             1,098
                                                         ----------     ----------        --------          --------
Net Change in Net Assets from Policy
  Transactions....................................        1,714,134      1,044,504         519,513           190,929
                                                         ----------     ----------        --------          --------
Net Change in Net Assets..........................        2,126,825      1,066,766         612,383           196,497
Net Assets, Beginning of Period...................        1,066,766              0         196,497                 0
                                                         ----------     ----------        --------          --------
Net Asset, End of Period..........................       $3,193,591     $1,066,766        $808,880          $196,497
                                                         ==========     ==========        ========          ========

--------------
* For the period from April 30, 1995 (date of inception) through December 31, 1995.





                       See Notes to Financial Statements

                                      A-5d

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                SAFECO RST               SAFECO RST                  SAFECO RST
                                             EQUITY DIVISION           GROWTH DIVISION           NORTHWEST DIVISION
                                             ---------------           ---------------           -------------------
                                              PERIOD ENDED              PERIOD ENDED                PERIOD ENDED
                                              DECEMBER 31**             DECEMBER 31**               DECEMBER 31**
                                                  1996                      1996                        1996
                                             ---------------           ---------------           -------------------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)...............      $ 29,364                 $  111,602                    $   42
Net Realized Gain (Loss) on Investments....         2,283                     (3,530)                      (13)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments............       (11,822)                    23,996                       147
                                                 --------                 ----------                    ------
Net Change in Net Assets from Operations...        19,825                    132,068                       176

CHANGE IN NET ASSETS FROM POLICY
  TRANSACTIONS:
Transfers in from Net Premiums.............        56,058                    265,857                     3,602
Transfers out for Policy Related
  Transactions.............................        (7,234)                   (36,206)                     (371)
Transfers between Separate Account SL's....
  Divisions and (to) from Guaranteed
  Interest Division, Net...................       251,559                  1,054,115                     5,808
Gain (Loss) Attributable to SAFECO Life....            (5)                     6,488                      (399)
                                                 --------                 ----------                    ------
Net Change in Net Assets from Policy
  Transactions.............................       300,378                  1,290,254                     8,640
                                                 --------                 ----------                    ------
Net Change in Net Assets...................       320,203                  1,422,322                     8,816
Net Assets, Beginning of Period............             0                          0                         0
                                                 --------                 ----------                    ------
Net Assets, End of Period..................      $320,203                 $1,422,322                    $8,816
                                                 ========                 ==========                    ======

---------------
** For the period from April 30, 1996 (date of inception) through December 31,
   1996.




                       See Notes to Financial Statements


                                      A-5e

SAFECO LIFE SEPARATE ACCOUNT SL
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         LEXINGTON       LEXINGTON
                                                                          NATURAL         EMERGING
                                                          SAFECO RST     RESOURCES        MARKETS
                                                        BOND DIVISION    DIVISION         DIVISION
                                                        -------------   ------------    -----------
                                                        PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                        DECEMBER 31**   DECEMBER 31**   DECEMBER 31**
                                                            1996            1996            1996
                                                         -----------    -----------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS:
Net Investment Income (Loss)......................           $  422       $    820        $ (1,451)
Net Realized Gain (Loss) on Investments...........                0          5,839          (3,540)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments...................             (353)        58,877          (3,366)
                                                             ------       --------        --------
Net Change in Net Assets from Operations..........               69         65,536          (8,357)

CHANGE IN NET ASSETS FROM POLICY TRANSACTIONS:
Transfers in from Net Premiums....................            7,138        136,380         132,526
Transfers out for Policy Related Transactions.....              (41)        (9,309)        (14,320)
Transfers between Separate Account SL's
  Divisions and (to) from Guaranteed
  Interest Division, Net..........................              870        480,695         402,781
Gain (Loss) Attributable to SAFECO Life...........                2         10,111             120
                                                             ------       --------        --------
Net Change in Net Assets from Policy
  Transactions....................................            7,969        617,877         521,107
                                                             ------       --------        --------
Net Change in Net Assets..........................            8,038        683,413         512,750
Net Assets, Beginning of Period...................                0              0               0
                                                             ------       --------        --------
Net Asset, End of Period..........................           $8,038       $683,413        $512,750
                                                             ======       ========        ========

-------------
**For the period from April 30, 1996 (date of inception) through December 31, 1996.



                       See Notes to Financial Statements

                                      A-5f

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS

1)      ORGANIZATION

        SAFECO Life Separate Account SL (Account SL) is a separate account of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation, and is a unit investment trust registered under the Investment Company Act of 1940, as amended.

        Account SL was formed by SAFECO to support the operations of its variable life insurance policies. SAFECO Securities, Inc., a wholly-owned subsidiary of SAFECO Corporation, is the principal underwriter of the Policies issued through Account SL. The assets of Account SL are the property of SAFECO and such assets applicable to the Policies will not be chargeable with liabilities arising out of any other business SAFECO may conduct.

        On January 3, 1996, SAFECO was granted approval in an order by the SEC to transfer Policy Account Values from Investment Divisions invested in portfolios of Hudson River Trust to certain Investment Divisions invested in portfolios of Variable Insurance Products (VIP) and Variable Insurance Product II (VIPII). On February 20, 1996, SAFECO transferred the Policy Account Values specified in the order. From February 20, 1996 to April 29, 1996, Account SL consisted solely of ten Investment Divisions invested in portfolios of VIP and VIPII.

        On April 30, 1996, Account SL introduced six new Investment Divisions to policyholders. These divisions invest in the Equity, Growth, Northwest, and Bond Portfolios of SAFECO Resource Series Trust, the Lexington Natural Resources Portfolio of Lexington Natural Resources Trust, and the Lexington Emerging Markets Portfolio of the Lexington Emerging Markets Fund, Inc.

        Policyowners are permitted to transfer their funds to other investment divisions of Account SL and to the Guaranteed Interest Division, which is not part of Account SL.


2)      SIGNIFICANT ACCOUNTING POLICIES

        The financial statements of Account SL are prepared in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements. Descriptions of the significant accounting policies used in preparing the financial statements are set forth below.

        SECURITY VALUATION. Investments in shares are valued at the net asset value of the respective portfolio.

        SECURITY TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains (losses) on sales of shares are determined on the basis of identified cost. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on a pro rata basis.

        FEDERAL INCOME TAXES. The operations of Account SL are included in the Federal income tax return of SAFECO. Under the provisions of the policies, SAFECO has the right to charge Account SL. No charge is currently being made against Account SL for such tax since, under current tax law, SAFECO pays no tax on investment income and capital gains reflected in variable life insurance policy reserves.

3)      EXPENSES

        SAFECO assumes mortality and expense risks related to the operations of Account SL and deducts a charge from the assets of Account SL at an annual rate of .90% of policyowners' net assets to cover these risks. SAFECO also makes deductions from premiums for administrative expenses and state premium taxes before amounts are allocated to Account SL.

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4)  UNIT ACTIVITY

                                                    FIDELITY VIP                       FIDELITY VIP
                                                 GROWTH DIVISION (1)               MONEY MARKET DIVISION
                                                ----------------------             ----------------------
                                                YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  1996            1995               1996            1995
                                                -------         -------            -------         -------
Units:
  Units Sold............................         25,612          25,127             30,477          22,743
  Units Redeemed........................         (7,677)         (6,124)           (25,245)        (29,287)
                                                -------         -------            -------         -------
  Net Increase (Decrease)...............         17,935          19,003              5,232          (6,544)
                                                =======         =======            =======         =======



                                                    FIDELITY VIP                       FIDELITY VIP
                                                 EQUITY INCOME (1)                 OVERSEAS DIVISION (1)
                                                ----------------------             ----------------------
                                                YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  1996            1995               1996            1995
                                                -------         -------            -------         -------
Units:
  Units Sold............................         10,927          13,207             10,117           9,562
  Units Redeemed........................         (4,121)         (2,775)            (3,747)         (4,317)
                                                -------         -------            -------         -------
  Net Increase (Decrease)...............          6,806          10,432              6,370           5,245
                                                =======         =======            =======         =======



                                                    FIDELITY VIP                        FIDELITY VIP
                                                HIGH INCOME DIVISION(1)         INVESTMENT GRADE BOND DIVISION
                                                -----------------------         ------------------------------
                                                YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  1996            1995               1996            1995
                                                -------         -------            -------         -------
Units:
  Units Sold............................          6,059           3,566              2,123           2,446
  Units Redeemed........................         (1,414)           (667)            (4,342)         (1,508)
                                                -------         -------            -------         -------
  Net Increase (Decrease)...............          4,645           2,899             (2,219)            938
                                                =======         =======            =======         =======




                                                    FIDELITY VIP II                   FIDELITY VIP II
                                                ASSET MANAGER DIVISION(1)          INDEX 500 DIVISION(1)
                                                -------------------------         -----------------------
                                                YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  1996            1995              1996            1995
                                                -------         -------           -------         -------
Units:
  Units Sold............................         13,029          17,674             11,713           7,326
  Units Redeemed........................        (10,432)        (13,371)            (1,817)           (936)
                                                -------         -------            -------         -------
  Net Increase (Decrease)...............          2,597           4,303              9,896           6,390
                                                =======         =======            =======         =======

(1) Officers of SAFECO have minor investments in this division at December 31, 1996


                                      A-6a

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                             FIDELITY VIP II                  FIDELITY VIP II
                                                           CONTRAFUND DIVISION        ASSET MANAGER: GROWTH DIVISION
                                                        --------------------------    ------------------------------
                                                         YEAR ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                            1996           1995*            1996          1995*
                                                        -----------    ------------     -----------    ------------
Units:
  Units Sold........................................      15,208          9,226            4,590           1,750
  Units Redeemed....................................      (1,897)          (295)            (397)            (48)
                                                          ------          -----            -----           -----
  Net Increase (Decrease)...........................      13,311          8,931            4,193           1,702
                                                          ======          =====            =====           =====

                                                               SAFECO RST                       SAFECO RST
                                                             EQUITY DIVISION                GROWTH DIVISION(1)
                                                        --------------------------    ------------------------------
                                                         PERIOD ENDED DECEMBER 31        PERIOD ENDED DECEMBER 31
                                                                  1996**                          1996**
                                                        --------------------------    ------------------------------
Units:
  Units Sold........................................               2,782                          12,683
  Units Redeemed....................................                 (83)                           (340)
                                                                   -----                          ------
  Net Increase (Decrease)...........................               2,719                          12,343
                                                                   =====                          ======

                                                               SAFECO RST                       SAFECO RST
                                                           NORTHWEST DIVISION                BOND DIVISION(1)
                                                        --------------------------    ------------------------------
                                                         PERIOD ENDED DECEMBER 31        PERIOD ENDED DECEMBER 31
                                                                  1996**                          1996**
                                                        --------------------------    ------------------------------
Units:
  Units Sold........................................                  93                              80
  Units Redeemed....................................                  (4)                             (0)
                                                                   -----                          ------
  Net Increase (Decrease)...........................                  89                              80
                                                                   =====                          ======

                                                            LEXINGTON NATURAL               LEXINGTON EMERGING
                                                           RESOURCES DIVISION                MARKETS DIVISION(1)
                                                        --------------------------    ------------------------------
                                                         PERIOD ENDED DECEMBER 31        PERIOD ENDED DECEMBER 31
                                                                  1996**                          1996**
                                                        --------------------------    ------------------------------
Units:
  Units Sold........................................               6,044                           5,577
  Units Redeemed....................................                (108)                           (153)
                                                                   -----                          ------
  Net Increase (Decrease)...........................               5,936                           5,424
                                                                   =====                          ======


(1) Officers of SAFECO have minor investments in this investment division at December 31, 1996.

 * For the period from April 30, 1995 (date of inception) through December 31, 1995.

 ** For the period from April 30, 1996 (date of inception) through December 31, 1996.


                                      A-6b

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5)      INVESTMENTS TRANSACTIONS

                                                       YEAR ENDED DECEMBER 31, 1996
                                               ---------------------------------------------
                                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                  GROWTH       MONEY MARKET    EQUITY INCOME
                                                 DIVISION        DIVISION        DIVISION
                                               ------------    ------------    -------------
Purchases..................................    $ 6,750,699     $ 5,490,861     $ 2,728,393
                                               ===========     ===========     ===========
Sales......................................    $(2,607,222)    $(4,809,783)    $(1,086,546)
                                               ===========     ===========     ===========
Number of Shares Owned at
  December 31, 1996........................        444,078       1,947,891         328,381
                                               ===========     ===========     ===========


                                                       YEAR ENDED DECEMBER 31, 1996
                                               -----------------------------------------------
                                                                               FIDELITY VIP II
                                               FIDELITY VIP    FIDELITY VIP      INVESTMENT
                                                 OVERSEAS      HIGH INCOME       GRADE BOND
                                                 DIVISION        DIVISION         DIVISION
                                               ------------    ------------    ---------------
Purchases..................................    $ 1,905,974     $ 1,705,017       $   662,797
                                               ===========     ===========       ===========
Sales......................................    $  (968,365)    $(1,028,883)      $  (903,820)
                                               ===========     ===========       ===========
Number of Shares Owned at
  December 31, 1996........................        224,254         115,442            58,635
                                               ===========     ===========       ===========


                                                   YEAR ENDED DECEMBER 31, 1996
                                ------------------------------------------------------------------
                                                                                   FIDELITY VIP II
                                FIDELITY VIP II  FIDELITY VIP II  FIDELITY VIP II   ASSET MANAGER:
                                 ASSET MANAGER      INDEX 500       CONTRAFUND         GROWTH
                                   DIVISION          DIVISION        DIVISION         DIVISION
                                ---------------  ---------------  ---------------  ---------------
Purchases....................     $ 2,252,000      $ 1,983,120      $ 2,139,301      $   820,145
                                  ===========      ===========      ===========      ===========
Sales........................     $(1,469,149)     $  (367,239)     $  (432,126)     $  (263,615)
                                  ===========      ===========      ===========      ===========
Number of Shares Owned at
  December 31, 1996..........         477,545           35,138          192,859           61,756
                                  ===========      ===========      ===========      ===========









                                      A-6c

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                        PERIOD ENDED DECEMBER 31, 1996*
                                               ---------------------------------------------
                                                SAFECO RST      SAFECO RST      SAFECO RST
                                                  EQUITY          GROWTH        NORTHWEST
                                                 DIVISION        DIVISION        DIVISION
                                               ------------    ------------    -------------
Purchases..................................      $389,981       $1,540,974        $10,151
                                                 ========       ==========        =======
Sales......................................      $(60,234)      $ (145,606)       $(1,069)
                                                 ========       ==========        =======
Number of Shares Owned at
  December 31, 1996........................        14,722           73,512            760
                                                 ========       ==========        =======


                                                        PERIOD ENDED DECEMBER 31, 1996*
                                               -------------------------------------------
                                                                LEXINGTON       LEXINGTON
                                                SAFECO RST        NATURAL        EMERGING
                                                   BOND          RESOURCES       MARKETS
                                                 DIVISION        DIVISION        DIVISION
                                               ------------    ------------    -----------
Purchases..................................      $8,440         $ 817,617         $582,683
                                                 ======         =========         ========
Sales......................................      $  (50)        $(198,906)        $(71,684)
                                                 ======         =========         ========
Number of Shares Owned at
  December 31, 1996........................         748            47,826           50,868
                                                 ======         =========         ========


-----------------
* For the period from April 30, 1996 (date of inception) through December 31, 1996.






                                      A-6d

SAFECO LIFE SEPARATE ACCOUNT SL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6)  UNIT VALUES

The following are unit values attributable to unitholders as of the date indicated:

                                             FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                GROWTH          MONEY MARKET     EQUITY INCOME        OVERSEAS
                                               DIVISION           DIVISION          DIVISION          DIVISION
                                            --------------    ---------------    --------------    --------------
December 31, 1992........................      $118.301           $103.032           $123.900         $ 90.087
December 31, 1993........................       139.950            105.409            145.146          122.522
December 31, 1994........................       138.673            108.907            154.013          123.521
December 31, 1995........................       186.039            114.270            206.203          134.264
December 31, 1996........................       211.469            119.360            233.528          150.638

                                                              FIDELITY VIP II    FIDELITY VIP II
                                             FIDELITY VIP        INVESTMENT           ASSET        FIDELITY VIP II
                                              HIGH INCOME        GRADE BOND          MANAGER          INDEX 500
                                               DIVISION           DIVISION          DIVISION          DIVISION
                                            --------------    ---------------    --------------    --------------
December 31, 1992........................          N/A            $105.619           $115.113              N/A
December 31, 1993........................      $108.076            116.148            138.097         $105.094
December 31, 1994........................       105.455            110.786            128.527          105.239
December 31, 1995........................       126.046            128.816            148.977          143.089
December 31, 1996........................       142.436            131.721            169.192          174.160

                                                              FIDELITY VIP II
                                           FIDELITY VIP II     ASSET MANAGER:      SAFECO RST        SAFECO RST
                                              CONTRAFUND           GROWTH            EQUITY            GROWTH
                                               DIVISION           DIVISION          DIVISION          DIVISION
                                           ---------------    ---------------    --------------    --------------
December 31, 1992........................           N/A                N/A                N/A              N/A
December 31, 1993........................           N/A                N/A                N/A              N/A
December 31, 1994........................           N/A                N/A                N/A              N/A
December 31, 1995........................      $119.439           $115.467                N/A              N/A
December 31, 1996........................       143.581            137.235           $117.794         $115.231

                                                                                   LEXINGTON         LEXINGTON
                                              SAFECO RST        SAFECO RST          NATURAL           EMERGING
                                               NORTHWEST           BOND            RESOURCES          MARKETS
                                               DIVISION          DIVISION           DIVISION          DIVISION
                                            --------------    ---------------    --------------    --------------
December 31, 1992........................           N/A                N/A                N/A              N/A
December 31, 1993........................           N/A                N/A                N/A              N/A
December 31, 1994........................           N/A                N/A                N/A              N/A
December 31, 1995........................           N/A                N/A                N/A              N/A
December 31, 1996........................      $ 99.237           $100.648           $115.129         $ 94.523

N/A Unit Values are shown beginning the first year end after inception for the respective division.


                                      A-6e